PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 94.4%
Canada 4.1%
Canadian National Railway Co.	80,511	$9,799,799
Enbridge, Inc.	556,560	23,529,508
Pembina Pipeline Corp.	251,538	7,986,527
		41,315,834
France 14.0%
AXA SA	1,190,688	37,614,962
Cie Generale des Etablissements Michelin SCA	130,285	21,754,485
Sanofi	184,056	19,248,678
TotalEnergies SE, ADR	535,841	30,435,769
Veolia Environnement SA	612,137	22,086,930
Vinci SA	92,190	10,108,986
		141,249,810
Germany 0.9%
BASF SE	109,635	8,379,551
Netherlands 0.8%
Akzo Nobel NV	80,901	8,364,593
South Korea 1.0%
Samsung Electronics Co. Ltd.	162,140	10,084,907
Spain 3.2%
Ferrovial SA	333,121	9,253,429
Iberdrola SA	1,939,956	22,253,481
Iberdrola SA*	32,332	370,883
		31,877,793
Switzerland 3.7%
Zurich Insurance Group AG	77,892	37,232,694
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	273,625	33,554,634
United Kingdom 7.0%
AstraZeneca PLC, ADR	269,284	15,675,022

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Linde PLC	93,008	$29,639,789
National Grid PLC	1,732,293	25,179,245
		70,494,056
United States 56.4%
AbbVie, Inc.	260,770	35,696,805
American Campus Communities, Inc., REIT	594,461	31,066,532
Apple, Inc.	228,152	39,876,407
Bristol-Myers Squibb Co.	221,645	14,382,544
Caterpillar, Inc.	50,491	10,176,966
Corning, Inc.	262,350	11,029,194
D.R. Horton, Inc.	86,632	7,729,307
Deere & Co.	41,628	15,668,779
Dow, Inc.	207,496	12,393,736
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	193,800
Home Depot, Inc. (The)	24,269	8,906,238
Johnson Controls International PLC	283,377	20,593,007
JPMorgan Chase & Co.	204,582	30,400,885
Lam Research Corp.	42,891	25,302,259
McDonald’s Corp.	52,635	13,656,151
MetLife, Inc.	429,504	28,802,538
Microsoft Corp.	65,461	20,357,062
PepsiCo, Inc.	118,912	20,633,610
PNC Financial Services Group, Inc. (The)	108,828	22,417,480
Procter & Gamble Co. (The)	60,529	9,711,878
Prologis, Inc., REIT	216,287	33,918,127
Public Service Enterprise Group, Inc.	152,051	10,115,953
QUALCOMM, Inc.	211,078	37,099,069
Texas Instruments, Inc.	185,239	33,248,548
Truist Financial Corp.	321,480	20,195,374
Union Pacific Corp.	78,249	19,135,793
United Parcel Service, Inc. (Class B Stock)	55,088	11,139,344
Walmart, Inc.	100,336	14,027,976
Williams Cos., Inc. (The)	342,761	10,262,264
		568,137,626

Total Common Stocks (cost $661,012,190)		950,691,498

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 4.5%
Canada 2.0%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	267,008	$20,191,145
United States 2.5%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 03/15/22(a)	150,622	7,629,004
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23(a)	67,581	10,527,768
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	4,872	7,523,343
		25,680,115

Total Preferred Stocks (cost $32,553,365)		45,871,260

Total Long-Term Investments (cost $693,565,555)		996,562,758
Short-Term Investments 1.5%
Affiliated Mutual Fund 0.7%
PGIM Institutional Money Market Fund (cost $6,593,154; includes $6,592,443 of cash collateral for securities on loan)(b)(we)	6,603,160	6,598,538
Unaffiliated Fund 0.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $8,425,957)	8,425,957	8,425,957

Total Short-Term Investments (cost $15,019,111)		15,024,495

TOTAL INVESTMENTS 100.4% (cost $708,584,666)		1,011,587,253
Liabilities in excess of other assets (0.4)%		(4,339,517)

Net Assets 100.0%		$1,007,247,736

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $193,800 and 0.0% of net assets.

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,686,028; cash collateral of $6,592,443 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $193,800 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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